Segment disclosure - Net Sales and Long-lived Assets by Geographic Region (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Net sales	€ 13,978.5	€ 11,820.0	€ 10,944.0
Long-lived assets	2,470.3	1,999.3	1,589.5
Japan
Segment Reporting Information [Line Items]
Net sales	542.8	463.2	567.6
Long-lived assets	8.3	6.5	8.2
Korea
Segment Reporting Information [Line Items]
Net sales	4,151.6	2,202.1	3,725.1
Long-lived assets	34.1	24.1	24.6
Singapore
Segment Reporting Information [Line Items]
Net sales	84.9	120.0	222.5
Long-lived assets	2.1	1.6	1.1
Taiwan
Segment Reporting Information [Line Items]
Net sales	4,731.3	5,357.0	1,989.5
Long-lived assets	164.3	131.6	96.5
CHINA
Segment Reporting Information [Line Items]
Net sales	2,324.4	1,377.7	1,842.8
Long-lived assets	17.8	21.3	16.2
Rest of Asia
Segment Reporting Information [Line Items]
Net sales	1.6	2.6	1.9
Long-lived assets	0.4	0.5	0.4
Netherlands
Segment Reporting Information [Line Items]
Net sales	1.6	2.6	1.2
Long-lived assets	1,625.2	1,396.0	1,113.8
Rest of Europe
Segment Reporting Information [Line Items]
Net sales	483.3	314.6	631.7
Long-lived assets	129.2	4.3	5.1
United States
Segment Reporting Information [Line Items]
Net sales	1,657.0	1,980.2	1,961.7
Long-lived assets	€ 488.9	€ 413.4	€ 323.6